PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C AND Y CLASS SHARES OF THE FUND LISTED BELOW:

AIM JAPAN FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 2 and 3 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from your investment)                                 CLASS A   CLASS B   CLASS C   CLASS Y
-----------------------------------------                                 -------   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                        5.50%       None      None      None
Maximum Deferred Sales Charge (Load) (as a percentage of original
   purchase price or redemption proceeds, whichever is less)              None(1)     5.00%    1.00%      None
Redemption/Exchange Fee(2)
   (as a percentage of amount redeemed/exchanged)                         2.00%       2.00%    2.00%      2.00%

ANNUAL FUND OPERATING EXPENSES(3)

(expenses that are deducted from fund assets)                             CLASS A   CLASS B   CLASS C   CLASS Y(4)
---------------------------------------------                             -------   -------   -------   ----------
Management Fees                                                            0.94%     0.94%     0.94%       0.94%
Distribution and/or Service (12b-1) Fees                                   0.25      1.00      1.00        None
Other Expenses(4)                                                          3.30      3.30      3.30        3.30
Acquired Fund Fees and Expenses                                            0.00      0.00      0.00        0.00
Total Annual Fund Operating Expenses                                       4.49      5.24      5.24        4.24
Fee Waiver(5)                                                              2.23      2.23      2.23        2.23
Net Annual Fund Operating Expenses                                         2.26      3.01      3.01        2.01

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)."

(2) You may be charged a 2.00% fee if you redeem or exchange Class A, B, C or Y shares within 31 days of purchase. See "General Information--Redemption Fees" for more information.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(5) Effective July 1, 2009, the fund's advisor has contractually agreed, though at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items;
     (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in different classes of the fund with the cost of investing in other mutual funds.

The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual return and costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $766     $1,643    $2,528   $4,781
Class B     804      1,670     2,631    4,919(1)
Class C     404      1,370     2,431    5,062
Class Y     204      1,084     1,977    4,271

You would pay the following expenses if you did not redeem your shares:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $766     $1,643    $2,528    $4,781
Class B     304      1,370     2,431     4,919(1)
Class C     304      1,370     2,431     5,062
Class Y     204      1,084     1,977     4,271

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES MAXIMUM SALES CHARGE)     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         2.26%        4.49%        4.49%        4.49%        4.49%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses               (2.91%)      (2.42%)      (1.92%)      (1.42%)      (0.91%)
End of Year Balance                       $ 9,708.93   $ 9,758.45   $ 9,808.21   $ 9,858.24   $ 9,908.51
Estimated Annual Expenses                 $   766.50   $   437.04   $   439.27   $   441.51   $   443.76

CLASS A (INCLUDES MAXIMUM SALES CHARGE)     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         4.49%        4.49%        4.49%        4.49%        4.49%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               (0.41%)       0.10%        0.61%        1.12%        1.64%
End of Year Balance                       $ 9,959.05   $10,009.84   $10,060.89   $10,112.20   $10,163.77
Estimated Annual Expenses                 $   446.03   $   448.30   $   450.59   $   452.89   $   455.20

CLASS A (WITHOUT MAXIMUM SALES CHARGE)      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         2.26%        4.49%        4.49%        4.49%        4.49%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                2.74%        3.26%        3.79%        4.32%        4.85%
End of Year Balance                       $10,274.00   $10,326.40   $10,379.06   $10,432.00   $10,485.20
Estimated Annual Expenses                 $   229.10   $   462.48   $   464.84   $   467.21   $   469.59

CLASS A (WITHOUT MAXIMUM SALES CHARGE)      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         4.49%        4.49%        4.49%        4.49%        4.49%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses                5.39%        5.92%        6.46%        7.01%        7.55%
End of Year Balance                       $10,538.67   $10,592.42   $10,646.44   $10,700.74   $10,755.31
Estimated Annual Expenses                 $   471.99   $   474.39   $   476.81   $   479.24   $   481.69

CLASS B(2)                                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         3.01%        5.24%        5.24%        5.24%        5.24%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                1.99%        1.75%        1.50%        1.26%        1.01%
End of Year Balance                       $10,199.00   $10,174.52   $10,150.10   $10,125.74   $10,101.44
Estimated Annual Expenses                 $   303.99   $   533.79   $   532.51   $   531.23   $   529.95

CLASS B(2)                                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         5.24%        5.24%        5.24%        4.49%        4.49%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses                0.77%        0.53%        0.29%        0.80%        1.31%
End of Year Balance                       $10,077.20   $10,053.01   $10,028.89   $10,080.03   $10,131.44
Estimated Annual Expenses                 $   528.68   $   527.41   $   526.15   $   451.45   $   453.75

CLASS C(2)                                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         3.01%        5.24%        5.24%        5.24%        5.24%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                1.99%        1.75%        1.50%        1.26%        1.01%
End of Year Balance                       $10,199.00   $10,174.52   $10,150.10   $10,125.74   $10,101.44
Estimated Annual Expenses                 $   303.99   $   533.79   $   532.51   $   531.23   $   529.95

CLASS C(2)                                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         5.24%        5.24%        5.24%        5.24%        5.24%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses                0.77%        0.53%        0.29%        0.05%       -0.19%
End of Year Balance                       $10,077.20   $10,053.01   $10,028.89   $10,004.82   $ 9,980.80
Estimated Annual Expenses                 $   528.68   $   527.41   $   526.15   $   524.88   $   523.62

CLASS Y                                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                                   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         2.01%        4.24%        4.24%        4.24%        4.24%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                2.99%        3.77%        4.56%        5.36%        6.16%
End of Year Balance                       $10,299.00   $10,377.27   $10,456.14   $10,535.61   $10,615.68
Estimated Annual Expenses                 $   204.00   $   438.34   $   441.67   $   445.03   $   448.41

CLASS Y                                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                                   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         4.24%        4.24%        4.24%        4.24%        4.24%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses                6.96%        7.78%        8.60%        9.42%       10.25%
End of Year Balance                       $10,696.36   $10,777.65   $10,859.56   $10,942.09   $11,025.25
Estimated Annual Expenses                 $   451.82   $   455.25   $   458.71   $   462.19   $   465.71

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CHINA FUND
AIM INTERNATIONAL TOTAL RETURN FUND
AIM JAPAN FUND
AIM LIBOR ALPHA FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES

                                                                               INTERNATIONAL              LIBOR
(fees paid directly from your investment)                           CHINA       TOTAL RETURN   JAPAN      ALPHA
-----------------------------------------                           -----      -------------   -----      -----
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                  None           None        None       None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, whichever is less)            None           None        None       None
Redemption/Exchange Fee
(as a percentage of amount redeemed/exchanged)                       2.00%(1)       2.00%(1)    2.00%(1)   None

ANNUAL FUND OPERATING EXPENSES(2)

                                                                               INTERNATIONAL              LIBOR
(expenses that are deducted from fund assets)                       CHINA       TOTAL RETURN   JAPAN      ALPHA
---------------------------------------------                       -----      -------------   -----      -----
Management Fees                                                      0.93%          0.65%       0.94%      0.45%
Distribution and/or Service (12b-1) Fees                             None           None        None       None
Other Expenses                                                       0.34           0.29        2.85       0.85
Acquired Fund Fees and Expenses                                      0.01           0.00        0.00       0.00
Total Annual Fund Operating Expenses                                 1.28           0.94        3.79       1.30
Fee Waiver(3, 4, 5)                                                  0.01           0.09        1.79       0.65
Net Annual Fund Operating Expenses                                   1.27           0.85        2.00       0.65

(1) You may be charged a 2.00% fee if you redeem or exchange Institutional Class Shares within 31 days of purchase. See "General
     Information--Redeeming Shares - Redemption Fees" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Institutional Class shares of International Total Return and LIBOR Alpha to 0.85% and 0.60%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

(4) Effective July 1, 2009, the advisor for Japan has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed above) of the Institutional Class shares to 2.00% of average daily net assets. Fee waivers have been restated to reflect this agreement.

(5) Invesco Aim contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. This contractual waiver resulted in an aggregate reduction in advisory fees of 0.01% for China, for the year ended October 31, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the funds for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii)earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                             ------   -------   -------   --------
China                         $129      $405     $  701    $1,544
International Total Return      87       291        511     1,146
Japan                          203       993      1,803     3,914
LIBOR Alpha                     66       348        651     1,511"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CHINA--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.27%        1.28%        1.28%        1.28%        1.28%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.73%        7.59%       11.59%       15.74%       20.05%
End of Year Balance                 $10,373.00   $10,758.88   $11,159.11   $11,574.22   $12,004.79
Estimated Annual Expenses           $   129.37   $   135.24   $   140.28   $   145.49   $   150.91

CHINA--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.28%        1.28%        1.28%        1.28%        1.28%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         24.51%       29.15%       33.95%       38.93%       44.10%
End of Year Balance                 $12,451.36   $12,914.55   $13,394.98   $13,893.27   $14,410.10
Estimated Annual Expenses           $   156.52   $   162.34   $   168.38   $   174.64   $   181.14

INTERNATIONAL TOTAL RETURN--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.85%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.15%        8.38%       12.78%       17.36%       22.12%
End of Year Balance                 $10,415.00   $10,837.85   $11,277.87   $11,735.75   $12,212.22
Estimated Annual Expenses           $    86.76   $    99.89   $   103.94   $   108.16   $   112.56

INTERNATIONAL TOTAL RETURN--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.94%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.08%       32.24%       37.61%       43.20%       49.01%
End of Year Balance                 $12,708.03   $13,223.98   $13,760.87   $14,319.57   $14,900.94
Estimated Annual Expenses           $   117.13   $   121.88   $   126.83   $   131.98   $   137.34

JAPAN--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   2.00%        3.79%        3.79%        3.79%        3.79%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.00%        4.25%        5.51%        6.78%        8.08%
End of Year Balance                 $10,300.00   $10,424.63   $10,550.77   $10,678.43   $10,807.64
Estimated Annual Expenses           $   203.00   $   392.73   $   397.48   $   402.29   $   407.16

JAPAN--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   3.79%        3.79%        3.79%        3.79%        3.79%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          9.38%       10.71%       12.05%       13.40%       14.78%
End of Year Balance                 $10,938.41   $11,070.77   $11,204.72   $11,340.30   $11,477.52
Estimated Annual Expenses           $   412.09   $   417.07   $   422.12   $   427.23   $   432.40

LIBOR ALPHA--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.65%        1.30%        1.30%        1.30%        1.30%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.35%        8.21%       12.21%       16.37%       20.67%
End of Year Balance                 $10,435.00   $10,821.10   $11,221.48   $11,636.67   $12,067.23
Estimated Annual Expenses           $    66.41   $   138.16   $   143.28   $   148.58   $   154.08

LIBOR ALPHA--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.30%        1.30%        1.30%        1.30%        1.30%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.14%       29.77%       34.57%       39.55%       44.71%
End of Year Balance                 $12,513.71   $12,976.72   $13,456.86   $13,954.76   $14,471.09
Estimated Annual Expenses           $   159.78   $   165.69   $   171.82   $   178.18   $   184.77

(1)  Your actual expenses may be higher or lower than those shown."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM CHINA FUND
AIM DEVELOPING MARKETS FUND
AIM GLOBAL HEALTH CARE FUND
AIM INTERNATIONAL TOTAL RETURN FUND
AIM JAPAN FUND
AIM LIBOR ALPHA FUND
AIM TRIMARK ENDEAVOR FUND
AIM TRIMARK FUND
AIM TRIMARK SMALL COMPANIES FUND

The following information replaces in its entirety the tenth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 49 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through June 30, 2010, to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares:

               FUND                   EXPENSE LIMITATION
               ----                   -------------------
AIM China Fund
   Class A Shares                        2.25%
   Class B Shares                        3.00%
   Class C Shares                        3.00%
   Class Y Shares                        2.00%
   Institutional Class Shares            2.00%
AIM Developing Markets Fund
   Class A Shares                        2.25%
   Class B Shares                        3.00%
   Class C Shares                        3.00%
   Class Y Shares                        2.00%
   Institutional Class Shares            2.00%
AIM Global Health Care Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class Y Shares                        1.75%
   Investor Class Shares                 2.00%
AIM International Total Return Fund
   Class A Shares                        1.10%
   Class B Shares                        1.85%
   Class C Shares                        1.85%
   Class Y Shares                        0.85%
   Institutional Class Shares            0.85%

AIM Japan Fund
   Class A Shares                        2.25%
   Class B Shares                        3.00%
   Class C Shares                        3.00%
   Class Y Shares                        2.00%
   Institutional Class Shares            2.00%
AIM LIBOR Alpha Fund
   Class A Shares                        0.85%
   Class C Shares                        1.10 %
                                     (after 12b-1 waiver)
   Class R Shares                        1.10%
   Class Y Shares                        0.60%
   Institutional Class Shares            0.60%
AIM Trimark Endeavor Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class R Shares                        2.25%
   Class Y Shares                        1.75%
   Institutional Class Shares            1.75%
AIM Trimark Fund
   Class A Shares                        2.25%
   Class B Shares                        3.00%
   Class C Shares                        3.00%
   Class R Shares                        2.50%
   Class Y Shares                        2.00%
   Institutional Class Shares            2.00%
AIM Trimark Small Companies Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class R Shares                        2.25%
   Class Y Shares                        1.75%
   Institutional Class Shares            1.75%

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 78 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."